UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street, 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Volpe
Title:     Chief Compliance Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Marc Volpe     Boston, MA     May 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $398,109 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    67500  1500000 SH  CALL SOLE                  1500000        0        0
DISH NETWORK CORP              CL A             25470M109    54828  1665000 SH       SOLE                  1665000        0        0
ECHOSTAR CORP                  CL A             278768106     4429   157386 SH       SOLE                   157386        0        0
EXCO RESOURCES INC             COM              269279402     3293   496693 SH       SOLE                   496693        0        0
FASTENAL CO                    COM              311900104    78456  1450200 SH  PUT  SOLE                  1450200        0        0
GENERAL MTRS CO                COM              37045V100      276    10766 SH       SOLE                    10766        0        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    44292   556427 SH       SOLE                   556427        0        0
MI DEVS INC                    COM              55304X104     8648   250000 SH       SOLE                   250000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    16650  5000000 SH       SOLE                  5000000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     8837  2104162 SH       SOLE                  2104162        0        0
NRG ENERGY INC                 COM NEW          629377508     1998   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW 11  74348A871     2353    79666 SH       SOLE                    79666        0        0
RESEARCH IN MOTION LTD         COM              760975102    14700  1000000 SH       SOLE                  1000000        0        0
WALGREEN CO                    COM              931422109    36631  1093800 SH  CALL SOLE                  1093800        0        0
WALGREEN CO                    COM              931422109    55218  1648800 SH       SOLE                  1648800        0        0